Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	37,440,552	32,586,898
Common Stock, shares outstanding	35,348,176	30,494,522
Treasury Stock, shares	2,092,376	2,092,376